Employee Benefit Liabilities, Net (Details) - Schedule of plan liabilities, net - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Plan Liabilities Net Abstract
Defined benefit obligation	$ 4,379	$ 5,434
Fair value of plan assets	3,707	4,154
Total liabilities, net	$ 672	$ 1,280